Financial risk management (Tables)	12 Months Ended
Sep. 30, 2022
Financial Risk Management [Abstract]
Summary of financial instruments
The financial instruments as of September 30, 2022, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2022	Fair value hierarchy	Fair value
Financial asset
Other non-current financial assets		5.1		5.1
of which with related companies and persons	AC	—	2	—
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial assets	AC	5.1	2	5.1
Trade receivables	AC	25.1	n/a	25.1
Other current financial assets		20.1	n/a	20.1
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	1.1	2	1.1
of which from financial assets	AC	19.0	n/a	19.0
Cash and cash equivalents	AC	43.0	n/a	43.0
Financial liabilities
Non-current financial liabilities		317.2		193.0
of which to financial institutions	AC	103.7	2	101.6
of which other loans	AC	0.9	2	0.9
of which from lease liabilities	n/a	123.4	n/a	n/a
of which with related companies and persons	AC	80.0	2	81.3
of which put option liabilities	FVPL	5.4	2	5.4
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	—
of which from other financial liabilities	AC	—	2	—
of which warrants	FVPL	3.8	1	3.8
Trade payables	AC	195.5	n/a	195.5

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2022	Fair value hierarchy	Fair value
Other current financial liabilities		42.4		42.4
of which to financial institutions	AC	4.2	n/a	4.2
of which from lease liabilities	n/a	20.7	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	2.3	2	2.3
of which from other financial liabilities	AC	15.2	n/a	15.2
The financial instruments as of September 30, 2021, are as follows:

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Financial assets
Other non-current financial assets		1.4		1.4
of which with related companies and persons	AC	—	2	—
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial assets	AC	1.4	2	1.4
Trade receivables	AC	26.3	n/a	26.3
Other current financial assets		24.0		24.0
of which from the positive fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.5	2	0.5
of which from financial assets	AC	23.5	n/a	23.5
Cash and cash equivalents	AC	50.7	n/a	50.7
Financial liabilities
Non-current financial liabilities		140.4		95.2
of which to financial institutions	AC	80.4	2	85.1
of which other loans	AC	0.9	2	0.9
of which from lease liabilities	n/a	49.9	n/a	n/a
of which put option liabilities	FVPL	9.3	2	9.3
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	0.0	2	0.0
of which from other financial liabilities	AC	—	2	—
Trade payables	AC	102.7	n/a	102.7

EUR million	Measurement category in accordance with IFRS 9	Balance sheet carrying amount as of September 30, 2021	Fair value hierarchy	Fair value
Other current financial liabilities		27.7		16.7
of which to financial institutions	AC	1.3	n/a	1.3
of which from lease liabilities	n/a	11.0	n/a	n/a
of which from the negative fair values of derivative financial instruments in cash flow hedge accounting	Hedge Accounting	—	2	0
of which from other financial liabilities	AC	15.4	n/a	15.4

Summary of change in level 3 fair value
The following table shows the changes in Level 3 instruments for the twelve-month period ending September 30, 2021:

EUR million	Earn-out liabilities	Total
Opening balance as of Oct. 1, 2020	0.6	0.6
Changes in fair value	(0.6)	(0.6)
Utilization / reversal	—	—
Closing balance as of Sept. 30, 2021	—	—
The cumulative carrying amounts of financial instruments allocated to the measurement categories of IFRS 9 as of September 30, 2022 and September 30, 2021 are as follows:

EUR million	Carrying amount as of September 30, 2022	Fair value as of September 30, 2022
Financial assets measured at amortized cost (AC)	92.2	92.2
Financial assets at fair value profit or loss (FVPL)	—	—
Financial assets fair value OCI (Hedge Accounting)	1.1	1.1
Total financial assets	93.3	93.3
Financial liabilities measured at amortized cost (AC)	399.4	398.6
Financial liabilities at fair value through profit or loss (FVPL)	9.2	9.2
Financial liabilities at fair value OCI (Hedge Accounting)	2.3	2.3
Total financial liabilities	410.9	410.1

EUR million	Carrying amount as of September 30, 2021	Fair value as of September 30, 2021
Financial assets measured at amortized cost (AC)	101.5	101.5
Financial assets at fair value profit or loss (FVPL)	—	—
Financial assets fair value OCI (Hedge Accounting)	0.5	0.5
Total financial assets	101.9	101.9
Financial liabilities measured at amortized cost (AC)	197.9	202.6
Financial liabilities at fair value through profit or loss (FVPL)	9.3	9.3
Financial liabilities at fair value OCI (Hedge Accounting)	—	—
Total financial liabilities	207.2	211.9

Summary of net gains and losses from financial instruments
The net gains and losses from financial instruments based on valuation categories according to IFRS 9 are as follows as of September 30, 2022, 2021 and 2020:

	September 30,
EUR million	2022	2021	2020
Financial assets measured at amortized cost (AC)	1.8	1.8	0.7
Financial liabilities measured at amortized cost (AC)	(5.7)	(5.9)	(7.6)
Financial assets measured at fair value	—	—	0.2
Financial liabilities measured at fair value	32.8	—	(0.3)
Net result	28.9	(4.1)	(7.0)

Summary of default risk and expected credit Losses
The following table contains information on the default risk and expected credit losses for trade receivables:

	September 30, 2022
EUR million	Gross carrying amounts	Value adjustment
Low risk	20.9	(3.2)
Medium risk	9.8	(2.4)
Total	30.7	(5.6)
In the previous year, the default risk and expected credit losses were as follows:

	September 30, 2021
EUR million	Gross carrying amounts	Value adjustment
Low risk	23.8	(2.5)
Medium risk	7.0	(2.2)
Total	30.8	(4.6)

Summary of gross carrying amount of trade receivables and the valuation adjustments developed
The gross carrying amount of trade receivables and the valuation adjustments developed as follows in the fiscal year ended September 30, 2022 and 2021:

	September 30,
EUR million	2022	2021
Receivables at the beginning of the reporting period	30.8	25.8
Business combinations	1.0	0.1
Additions	26.6	27.5
Payments	(26.8)	(21.7)
Written-off receivables	(1.0)	(0.9)
Exchange rate differences	0.1	0.0
Receivables at the end of the reporting period	30.7	30.8

EUR million	September 30, 2022	September 30, 2021
Value adjustment (ECL) at the beginning of the reporting period	(4.6)	(4.2)
Business combinations	(0.1)	—
Additions	(1.3)	(1.0)
Utilization	0.1	0.5
Cancellations	0.2	0.2
Exchange rate differences	—	—
Value adjustment (ECL) at the end of the reporting period	(5.6)	(4.6)

Disclosure of maturity profile of financial liabilities explanatory
The tables below analyze the Group’s financial liabilities into relevant maturity groups as of September 30, 2022 and 2021, respectively. The amounts disclosed in the table are the contractual undiscounted cash flows.

	September 30, 2022
EUR million	< 1 year	1-5 years	> 5 years	Total undiscounted cash flows	Carrying amount
Financial liabilities to financial institutions	9.9	106.9	—	116.8	107.9
Lease liabilities	23.4	81.4	54.7	159.6	144.2
Other financial liabilities	18.9	93.6	—	112.5	105.3
Trade payables	194.9	0.6	—	195.5	195.5
Inflow from Hedges	29.2	—	—	29.2	(2.0)
Outflow from Hedges	(31.2)	—	—	(31.2)	0.0
Total	245.0	282.6	54.7	582.3	550.8

	September 30, 2021
EUR million	< 1 year	1-5 years	> 5 years	Total	Carrying amount
Financial liabilities to financial institutions	1.3	85.7	—	87.0	81.6
Lease liabilities	11.0	33.2	18.1	62.3	60.9
Other financial liabilities	15.4	10.1	—	25.5	25.5
Trade payables	102.7	—	—	102.7	102.7
Inflow from Hedges	12.2	1.2	—	13.5	(0.4)
Outflow from Hedges	(12.5)	(1.3)	—	(13.8)	—
Total	130.0	128.9	18.1	277.1	270.3

Disclosure of detailed information about borrowings explanatory
For the interest-bearing liabilities the nominal interest rates and the face values are as followed.

				September 30, 2022		September 30, 2021
EUR million	Currency	Nominal interest rate	Year of maturity	Carrying amount	Face value	Carrying amount	Face value
Secured bank loan	EUR	1.00%	2026	0.4	0.3	0.5	0.4
Secured bank loan	EUR	1.30%	2025	0.3	0.3	0.4	0.4
Secured bank loan	EUR	1.55%	2025	0.3	0.3	0.4	0.4
Secured bank loan	EUR	0.90%	2025	0.2	0.2	0.2	0.2
Secured bank loan	EUR	1.25%	2024	0.4	0.4	0.6	0.6
Secured bank loan	EUR	0.60%	2024	0.2	0.2	0.2	0.2
Secured bank loan	EUR	0.25%	2026	1.8	1.8	2.0	2.0
Secured bank loan	EUR	0.25%	2026	1.8	1.8	2.0	2.0
Secured bank loan	EUR	EURIBOR 3M+3.5 points	2024	100.3	100.0	75.2	75.0
Unsecured bank loan	USD	2.50%	2023	2.2	2.2	0.0	0.0
Unsecured loan	EUR	EURIBOR 12M+5 points	2025	51.2	50.0	0.0	0.0
Unsecured loan	EUR	EURIBOR 12M+5 points	2025	30.2	30.0	0.0	0.0

Disclosure of objectives policies and processes for managing capital explanatory
The following table shows the total equity of SIGNA Sports United Group (as shown in the consolidated statements of financial position, including non-controlling interests) and the equity ratio:

	September 30,
EUR million	2022	2021	2020
Total equity	617.3	373.4	347.1
Total equity and borrowed capital	1,309.5	742.9	682.0
Equity ratio	47.1%	50.3%	50.9%